Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2022
Property and equipment, net [Abstract]
Schedule Of Property And Equipment

	Property and	Accumulated
	Equipment	Depreciation	Net Book Value
Balance, December 31, 2021	$28,269	$(5,427)	$22,842
- Additions in property and equipment	436	—	436
- Depreciation for the year	—	(247)	(247)
Balance, June 30, 2022	$28,705	$(5,674)	$23,031